SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt
	As of December 31,
	2015	2016
	US$	US$

Short-term loans	100,000	212,734

Long-term loans	-	65,190